COST OF REVENUES - Disclosure of cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cost Of Revenues [Abstract]
Cost of integrated POS devices sales	$ 64,106	$ 68,433	$ 62,872
Cost of services	20,088	13,419	9,394
Cost of processing	88,285	65,346	41,210
Total cost of revenues	$ 172,479	$ 147,198	$ 113,476